  November 18, 2016

Summary
Prospectus

Victory Global Natural Resources Fund

Class A   RSNRX

Class C   RGNCX

Class R   RSNKX
Class Y   RSNYX

Before you invest, you may want to review the Fund's Statutory Prospectus and Statement of Additional Information, both of which are dated November 18, 2016 and are incorporated by reference into this Summary Prospectus, as they each contain more information about the Fund and its risks.

You can find the Fund's Prospectus and other information about the Fund online at www.VictoryFundLiterature.com

You may also obtain this information at no cost by calling (800) 539-3863 or by sending an e–mail request to VictoryMail@vcm.com.

You may also obtain this information at no cost from your financial intermediary.

RSInvestments.com
800-539-3863

VICTORY Global Natural Resources Fund Summary

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for the purchase of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your financial professional and in the "Types of Shares Available — Class A Shares" section on page 206 of the Fund's Prospectus and the "Waivers of Certain Sales Loads" section on page 43 of the Fund's Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of sale proceeds or the original offering price)	NONE[1]	1.00%	NONE	NONE
Annual Fund Operating Expenses (expenses are deducted from fund assets as a percentage of average daily net assets)
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	0.25%	1.00%	0.50%	NONE
Other Expenses[2]	0.19%	0.25%	0.23%	0.14%
Total Annual Fund Operating Expenses[3]	1.44%	2.25%	1.73%	1.14%

1Deferred sales load of 1.00% applies to purchases of $1 million or more of Class A shares if these shares are sold within 18 months of purchase.

2"Other Expenses" reflect historical contractual expenses of the Fund's predecessor fund, adjusted to reflect estimated expenses for the current fiscal year.

3Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least July 29, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding acquired fund fees and expenses and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.48%, 2.28%, 1.86% and 1.15% of the Fund's Class A, Class C, Class R and Class Y shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment or reimbursement. This agreement may only be terminated by the Fund's Board of Trustees.

VICTORY Global Natural Resources Fund Summary (continued)

Fees and Expenses of the Fund (continued)

Example:

This Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example also assumes that your investment earns a 5% return each year and that the Fund's operating expenses remain the same as shown above. The amounts shown reflect the fee waiver/expense reimbursement noted in the Annual Fund Operating Expenses table for the first two years. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$713	$1,004	$1,317	$2,200
Class C	$328	$703	$1,205	$2,585
Class R	$176	$545	$939	$2,041
Class Y	$116	$362	$628	$1,386

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

	1 Year	3 Years	5 Years	10 Years
Class C	$228	$703	$1,205	$2,585

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the average value of its portfolio.

VICTORY Global Natural Resources Fund Summary (continued)

Investments, Risks, and Performance

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its net assets in securities of companies that SailingStone Capital Partners LLC, the Fund's sub-adviser, ("SailingStone") considers to be principally engaged in natural resources industries. The Fund may invest in securities of issuers located anywhere in the world and normally will invest in securities of companies located in at least three countries, which may include the United States.

The Fund is non-diversified and expects to hold a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. The Fund's investment team currently expects that the Fund typically will hold between 15 and 30 securities positions.

In evaluating investments for the Fund, SailingStone conducts fundamental analysis focused on the following factors: supply cost curve of a given commodity, asset location along that curve to identify "advantaged assets," inventory of future projects which provide the basis for future value creation, management team quality to determine capital allocation discipline and history of value creation, and country risk. "Advantaged assets" are the low cost producers of a given commodity that SailingStone believes offer a competitive advantage in the form of achieving higher returns on capital relative to their cost of capital and the returns of other producers.

SailingStone believes that investments in the securities of advantaged producers run by capable management teams can create value for long-term investors independent of commodity prices. Valuation is an important part of the investment process. SailingStone seeks to purchase interests in companies with these characteristics when it believes the stock price reflects a limited possibility of permanent capital impairment.

SailingStone seeks to identify companies that have the potential to provide favorable long-term investment performance in any of the natural resources industries over a commodity price cycle. The Fund may invest in companies of any size, although it is likely that many of the companies offering the most attractive long-term returns will be smaller and medium-sized companies. SailingStone does not attempt to replicate within the Fund's portfolio the commodity exposures of broad natural resources equity indices or to replicate or approximate any index return. As a result, the representations of the various natural resources equity industries in the Fund's portfolio will likely differ significantly from the representations of those same industries in any one or more natural resources equity indices, and the Fund's investment performance will likely differ, at times substantially, from that of such indices.

Companies in natural resources industries include companies that SailingStone considers to be principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.

A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow, or net profits is, in SailingStone's judgment, committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if SailingStone believes that the company has the potential for capital appreciation primarily as a result of particular products, technology, patents, or other market advantages in natural resources industries.

The Fund may at times, but will not necessarily, hold a substantial portion of its assets in cash and cash equivalents.

There is no guarantee that the Fund will achieve its objective.

Principal Risks

The Fund's investments are subject to the following principal risks:

■  Equity Securities Risk. The value of a company's stock may decline in response to factors affecting that particular company or stock markets generally.

VICTORY Global Natural Resources Fund Summary (continued)

■  Investment Style Risk. A mutual fund investing principally in value style stocks may at times underperform other mutual funds that invest more broadly or that have different investment styles.

■  Management Risk. An investment team's investment process may produce incorrect judgments about the value a particular asset and may not produce the desired results.

■  Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Investments in interests in oil, gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships ("MLPs"), which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.

■  Small and Mid-sized Companies Risk. Small and mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.

■  Concentration Risk. Concentrating investments in the natural resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund's shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund's cash position or cash requirements to exceed normal levels.

■  Foreign Securities Risk. Foreign securities are subject to political, regulatory, and economic risks not present in domestic investments. In addition, when the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund.

■  Cash Position Risk. To the extent the Fund holds assets in cash and cash equivalents, the ability of the Fund to meet its objective may be limited.

■  Liquidity Risk. Lack of a ready market or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price. Adverse market or economic conditions may adversely affect the liquidity of the Fund's investments and may lead to increased redemptions. In addition, the Fund, by itself or together with other accounts managed by the Adviser may hold a position in a security that is large relative to the typical trading volume for that security, which can make it difficult for the Fund to dispose of the position at an advantageous time or price.

■  Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund.

■  Currency Risk. Investments in foreign securities are often denominated and traded in foreign currencies. The value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. To attempt to protect against changes in currency exchange rates, the Fund may, but will not necessarily, engage in forward foreign-currency exchange transactions. The use of foreign exchange transactions to reduce foreign-currency exposure can eliminate some or all of the benefit of an increase in the value of a foreign currency versus the U.S. dollar.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment by investors who can afford to weather changes in the value of their investment.

VICTORY Global Natural Resources Fund Summary (continued)

Fund Performance

The bar chart and performance table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5, and 10 years and since inception compare with those of a broad measure of market performance and additional measures of performance that are specific to the Fund's investment strategy. The returns in the bar chart do not reflect the impact of sales loads. If they did, the returns would be lower than those shown. The Fund's past performance (before and after taxes) is not an indication of future performance. Updated performance information for the Fund is available at www.rsinvestments.com or by calling 800.539.3863.

The performance information for the Fund's Class A, Class C, Class R and Class Y shares reflect the historical performance of, respectively, the Class A, Class C, Class K and Class Y shares of the RS Global Natural Resources Fund, a series of RS Investment Trust (the predecessor to the Fund managed by RS Investment Management Co. LLC and sub-advised by SailingStone Capital Partners LLC) (the "predecessor fund"). The Fund's performance has not been restated to reflect any differences in expenses paid by the predecessor fund and those paid by the Fund.

Annual Total Return for Class A Shares (CALENDAR YEAR-END)

Best Quarter Second Quarter 2009 21.50%

Worst Quarter Third Quarter 2008 -34.23%

VICTORY Global Natural Resources Fund Summary (continued)

Average Annual Total Returns (Periods ended December 31, 2015)	Inception Date of Share Class	1 Year	5 Years	10 Years	Since Inception
CLASS A SHARES	11/15/95
Return Before Taxes		-41.11%	-14.98%	-4.47%	4.49%
Return After Taxes on Distributions		-41.11%	-15.55%	-5.17%	3.88%
Return After Taxes on Distributions and Sale of Fund Shares		-23.27%	-10.23%	-2.79%	3.97%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		-25.10%	-7.76%	0.43%	N/A1
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)		-24.28%	-5.50%	1.49%	N/A1
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	7.31%	8.34%
CLASS C SHARES	5/1/07	-39.28%	-14.79%	—	-7.63%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		-25.10%	-7.76%	—	-2.95%
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)		-24.28%	-5.50%	—	-1.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	6.00%
CLASS R SHARES	12/4/06	-38.37%	-14.46%	—	-6.13%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		-25.10%	-7.76%	—	-2.03%
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)		-24.28%	-5.50%	—	-0.42%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	12.57%	—	-6.44%
CLASS Y SHARES	5/1/07	-37.99%	-13.86%	—	-6.60%
MSCI World Commodity Producers Index (Gross) (reflects no deduction for fees, expenses or taxes)		-25.10%	-7.76%	—	-2.95%
S&P North American Natural Resources Sector IndexTM (reflects no deduction for fees, expenses or taxes)		-24.28%	-5.50%	—	-1.15%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		1.38%	-12.57%	—	6.00%

1No since inception performance returns are shown for Class A shares because the inception date of the Class A shares was prior to the inception date of the MSCI World Commodity Producers Index (Gross) and the S&P North American Natural Resources Sector IndexTM.

After-tax returns are shown for Class A shares only; after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

VICTORY Global Natural Resources Fund Summary (continued)

Management of the Fund

Investment Adviser

Victory Capital Management Inc.

Investment Sub-Adviser

SailingStone Capital Partners LLC ("SailingStone")

Investment Team

MacKenzie B. Davis, CFA, is a Managing Partner of SailingStone and has been a member of the Fund's (including the predecessor fund's) investment team since 2005.

Kenneth L. Settles Jr., CFA, is a Managing Partner of SailingStone and has been a member of the Fund's (including the predecessor fund's) investment team since 2007.

VICTORY Global Natural Resources Fund Summary (continued)

Purchase and Sale of Fund Shares

Investment Minimums	Class A	Class C	Class R	Class Y
Minimum Initial Investment	$2,500	$2,500	NONE	$1,000,000
Minimum Subsequent Investments	$50	$50	NONE	100

For Class A and C shares a $1,000 minimum purchase amount and a $50 minimum subsequent purchase amount apply for Individual Retirement Accounts (IRAs), gift/transfer to minor accounts, and automatic investment plans.

You may redeem your shares on any business day when the New York Stock Exchange is open by telephone (with prior appropriate approval) or by mail.

Tax Information

The Fund's distributions are taxable whether you receive them in cash, additional shares of the Fund or you reinvest them in shares of another Victory Fund, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Taxes may be imposed on withdrawals from tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

The Victory Funds

4900 Tiedeman Road, 4th Floor
Brooklyn, Ohio 44144

VF-RS-GNR-SUMPRO (11/16)